USE OF ACCOUNTING ASSUMPTIONS, ESTIMATES AND JUDGEMENTS	12 Months Ended
Jun. 30, 2026
Use Of Accounting Assumptions, Estimates And Judgements [Abstract]
USE OF ACCOUNTING ASSUMPTIONS, ESTIMATES AND JUDGEMENTS	USE OF ACCOUNTING ASSUMPTIONS, ESTIMATES AND JUDGEMENTS

The preparation of the consolidated financial statements requires management to make accounting assumptions, estimates and judgements that affect the application of the Group’s accounting policies and reported amounts of assets and liabilities, income and expenses.
Accounting assumptions, estimates and judgements are reviewed on an ongoing basis. Revisions to reported amounts are recognised in the period in which the revision is made and in any future periods affected. Actual results may differ from these estimates.
Information about assumptions and estimates in applying accounting policies that have the most significant effect on the amounts recognised in the consolidated financial statements are included in the notes:
NOTE 9        PROPERTY, PLANT AND EQUIPMENT
NOTE 10      PROVISION FOR ENVIRONMENTAL REHABILITATION
NOTE 17      INCOME TAX
NOTE 24      PAYMENTS MADE UNDER PROTEST
NOTE 25      OTHER INVESTMENTS
Information about significant judgements in applying accounting policies that have the most significant effect on the amounts recognised in the consolidated financial statements are included in the notes:
NOTE 24      PAYMENTS MADE UNDER PROTEST
NOTE 25      OTHER INVESTMENTS
NOTE 26      CONTINGENCIES

SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES
Mineral resources and mineral reserves estimates
The Group is required to determine and report mineral resources and mineral reserves in accordance with the
South African Code for the Reporting of Exploration Results, Mineral Resources and Mineral Reserves (“SAMREC Code”)
2016 edition and Subpart 1300 of Regulation S-K. In order to calculate mineral resources and mineral reserves, estimates and assumptions are required about a range of geological, technical and economic factors, including but not limited to quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity demand, commodity prices and exchange rates. Estimating the quantity and/or grade of mineral resources and mineral reserves requires the size, shape and depth of reclamation sites to be determined by analysing geological data such as the logging and assaying of drill samples. This process may require complex and difficult geological judgements and calculations to interpret the data. Because the assumptions used to estimate mineral resources and mineral reserves change from period to period and because additional geological data is generated during the course of operations, estimates of mineral resources and mineral reserves may change from period to period. Mineral resources and mineral reserves estimates prepared by management are reviewed by independent mineral resources and mineral reserves experts.
Changes in reported mineral resources and mineral reserves may affect the Group’s life-of-mine plan, financial results and financial position in a number of ways including the following:
•asset carrying values may be affected due to changes in estimated future cash flows;
•depreciation charged to profit or loss may change where such charges are determined by the units-of-production method, or where the useful lives of assets change;
•decommissioning, site restoration and environmental provisions may change where changes in estimated mineral resources and mineral reserves affect expectations about the timing or cost of these activities; and
•the carrying value of deferred tax assets and liabilities may change due to changes in estimates of the likely recovery of the tax benefits and charges.
Depreciation
The calculation of the units-of-production rate of depreciation could be affected if actual production in the future varies significantly from current forecast production. This would generally arise when there are significant changes in any of the factors or assumptions used in estimating mineral resources and mineral reserves. These factors could include:
•changes in mineral resources and mineral reserves;
•the grade of mineral resources and mineral reserves may vary from time to time;
•differences between actual commodity prices and commodity price assumptions;
•unforeseen operational issues at mine sites including planned extraction efficiencies; and
•changes in capital, operating, mining processing and reclamation costs, discount rates and foreign exchange rates.
ACCOUNTING JUDGEMENTS
The Group has one (1) director representative on the Rand Refinery board. Therefore, judgement had to be applied to ascertain whether significant influence exists, and if the investment should be accounted for as an associate under IAS 28
Investments in Associates and Joint Ventures. The director representation is not considered significant influence, as it does not constitute meaningful representation. It represents 11.11% of the entire board and is proportional to the 11.3%
shareholding that the Group has in Rand Refinery.
SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES
The fair value of the listed equity instrument is determined based on quoted prices on an active market. Equity instruments which are not listed on an active market are measured using other applicable valuation techniques depending on the extent to which the technique maximises the use of relevant observable inputs and minimises the use of unobservable inputs.
Where discounted cash flows are used, the estimated cash flows are based on management’s best estimate based on readily available information at measurement date. The discounted cash flows contain assumptions about the future that are inherently uncertain and can change materially over time.